Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 712	$ 514	$ 393
Unfavourable changes reflected in profit or loss	(600)	(357)	(296)
Favourable changes recognized in OCI	15	128	166
Unfavourable changes recognized in OCI	(10)	(149)	(132)
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	320	372	249
Unfavourable changes reflected in profit or loss	(270)	(253)	(202)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Financial assets designated at fair value | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	344	89	68
Unfavourable changes reflected in profit or loss	(279)	(74)	(54)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Financial investments: available for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	48	53	76
Unfavourable changes reflected in profit or loss	(51)	(30)	(40)
Favourable changes recognized in OCI	15	128	166
Unfavourable changes recognized in OCI	$ (10)	$ (149)	$ (132)